Segmented Information - Segmented Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segmented Information
Holding company cash and investments	$ 1,478.3	$ 1,252.2
Insurance contract receivables	6,883.2	5,816.1
Portfolio investments	51,697.4	42,108.6
Deferred premium acquisition costs	1,924.1	1,543.7	$ 1,344.3
Recoverable from reinsurers (including recoverables on paid losses - $884.3; December 31, 2020 - $686.8)	12,090.5	10,533.2	9,155.8
Deferred income tax assets	522.4	713.9
Goodwill and intangible assets	5,928.2	6,229.1	6,194.1
Other assets	6,121.3	5,857.2
Total assets	86,645.4	74,054.0
Accounts payable and accrued liabilities	4,985.4	4,996.1
Derivative obligations (including at the holding company - $32.1; December 31, 2020 - $22.8)	152.9	189.4
Deferred income tax liabilities	598.8	356.4
Insurance contract payables	4,493.5	2,964.0
Provision for losses and loss adjustment expenses	36,892.3	30,809.3
Provision for unearned premiums	10,454.2	8,397.5
Borrowings	7,753.0	8,814.0	7,232.6
Total liabilities	65,330.1	56,526.7
Shareholders' equity attributable to shareholders of Fairfax	16,385.1	13,856.6
Non-controlling interests	4,930.2	3,670.7
Total equity	21,315.3	17,527.3	$ 17,907.2
Total liabilities and total equity	86,645.4	74,054.0
Investments in associates (fair value $5,671.9; December 31, 2020 - $4,154.3)	6,104.0	6,439.6
Insurance and reinsurance companies
Segmented Information
Non-controlling interests	2,931.4	1,831.8
Insurance and reinsurance companies | RiverStone Barbados
Segmented Information
Investment in associate held for sale	0.0	729.5
Non-insurance companies
Segmented Information
Non-controlling interests	1,998.8	1,838.9
Operating segments | Insurance and reinsurance companies
Segmented Information
Holding company cash and investments	604.5	598.1
Insurance contract receivables	7,266.0	6,052.5
Portfolio investments	45,061.8	37,947.8
Deferred premium acquisition costs	1,977.3	1,574.4
Recoverable from reinsurers (including recoverables on paid losses - $884.3; December 31, 2020 - $686.8)	13,497.3	11,254.2
Deferred income tax assets	268.2	460.0
Goodwill and intangible assets	3,579.5	3,586.2
Due from affiliates	231.9	222.6
Other assets	1,746.0	1,526.4
Investments in affiliates	167.2	153.2
Total assets	74,399.7	63,375.4
Accounts payable and accrued liabilities	2,150.4	1,843.3
Derivative obligations (including at the holding company - $32.1; December 31, 2020 - $22.8)	72.5	114.9
Due to affiliates	29.4	8.3
Deferred income tax liabilities	322.2	152.7
Insurance contract payables	4,289.4	3,224.2
Provision for losses and loss adjustment expenses	33,684.6	29,809.4
Provision for unearned premiums	10,694.5	8,550.1
Borrowings	790.7	1,033.4
Total liabilities	52,033.7	44,736.3
Shareholders' equity attributable to shareholders of Fairfax	19,778.9	17,117.4
Non-controlling interests	2,587.1	1,521.7
Total equity	22,366.0	18,639.1
Total liabilities and total equity	74,399.7	63,375.4
Operating segments | Life insurance and Run-off
Segmented Information
Insurance contract receivables	7.8	8.4
Portfolio investments	4,963.9	1,592.4
Deferred premium acquisition costs	3.8
Recoverable from reinsurers (including recoverables on paid losses - $884.3; December 31, 2020 - $686.8)	457.6	453.7
Deferred income tax assets	29.0	0.1
Goodwill and intangible assets	7.5	41.1
Due from affiliates	360.2	357.7
Other assets	810.0	119.2
Investments in affiliates	29.3	29.3
Total assets	6,669.1	2,601.9
Accounts payable and accrued liabilities	233.4	59.9
Derivative obligations (including at the holding company - $32.1; December 31, 2020 - $22.8)		1.1
Due to affiliates	0.2
Deferred income tax liabilities	72.9
Insurance contract payables	652.0	11.6
Provision for losses and loss adjustment expenses	4,806.1	2,023.3
Provision for unearned premiums	16.5
Total liabilities	5,781.1	2,095.9
Shareholders' equity attributable to shareholders of Fairfax	888.0	506.0
Total equity	888.0	506.0
Total liabilities and total equity	6,669.1	2,601.9
Investments in associates (fair value $5,671.9; December 31, 2020 - $4,154.3)	272.6	129.3
Operating segments | Non-insurance companies
Segmented Information
Portfolio investments	2,252.8	1,810.3
Deferred income tax assets	66.9	64.5
Goodwill and intangible assets	2,341.2	2,601.8
Due from affiliates		3.8
Other assets	3,195.5	3,868.6
Total assets	7,856.4	8,349.0
Accounts payable and accrued liabilities	2,077.4	2,566.4
Derivative obligations (including at the holding company - $32.1; December 31, 2020 - $22.8)	47.9	50.0
Due to affiliates	135.1	117.6
Deferred income tax liabilities	198.5	197.7
Borrowings	1,616.2	2,192.5
Total liabilities	4,075.1	5,124.2
Shareholders' equity attributable to shareholders of Fairfax	1,782.5	1,385.9
Non-controlling interests	1,998.8	1,838.9
Total equity	3,781.3	3,224.8
Total liabilities and total equity	7,856.4	8,349.0
Investments in associates (fair value $5,671.9; December 31, 2020 - $4,154.3)	1,379.7	1,373.5
Material reconciling items [member]
Segmented Information
Holding company cash and investments	873.8	654.1
Insurance contract receivables	(390.6)	(244.8)
Portfolio investments	(581.1)	758.1
Deferred premium acquisition costs	(57.0)	(30.7)
Recoverable from reinsurers (including recoverables on paid losses - $884.3; December 31, 2020 - $686.8)	(1,864.4)	(1,174.7)
Deferred income tax assets	158.3	189.3
Due from affiliates	(592.1)	(584.1)
Other assets	369.8	343.0
Investments in affiliates	(196.5)	(182.5)
Total assets	(2,279.8)	(272.3)
Accounts payable and accrued liabilities	524.2	526.5
Derivative obligations (including at the holding company - $32.1; December 31, 2020 - $22.8)	32.5	23.4
Due to affiliates	(164.7)	(125.9)
Deferred income tax liabilities	5.2	6.0
Insurance contract payables	(447.9)	(271.8)
Provision for losses and loss adjustment expenses	(1,598.4)	(1,023.4)
Provision for unearned premiums	(256.8)	(152.6)
Borrowings	5,346.1	5,588.1
Total liabilities	3,440.2	4,570.3
Shareholders' equity attributable to shareholders of Fairfax	(6,064.3)	(5,152.7)
Non-controlling interests	344.3	310.1
Total equity	(5,720.0)	(4,842.6)
Total liabilities and total equity	(2,279.8)	(272.3)
Investments in associates (fair value $5,671.9; December 31, 2020 - $4,154.3)	$ 1,066.3	1,827.5
Material reconciling items [member] | RiverStone Barbados
Segmented Information
Investment in associate held for sale		$ 729.5